Document And Entity Information	Jul. 25, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 25, 2022
Entity Registrant Name	OTONOMY, INC.
Entity Central Index Key	0001493566
Entity Emerging Growth Company	false
Entity File Number	001-36591
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-2590070
Entity Address, Address Line One	4796 Executive Drive
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(619)
Local Phone Number	323-2200
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	OTIC
Security Exchange Name	NASDAQ